SPIRIT OF AMERICA ENERGY FUND
SCHEDULE OF INVESTMENTS | FEBRUARY 28, 2021 (UNAUDITED)

	Shares	Market Value
Master Limited Partnerships — Partnership Shares 42.85%

Biofuels 0.07%
Enviva Partners LP	2,200	$ 116,666

Exploration & Production 2.02%
Black Stone Minerals LP	383,749	3,426,879

Marine Shipping 1.40%
Teekay LNG Partners LP	175,101	2,365,615

Midstream - Oil & Gas 34.52%
BP Midstream Partners LP	139,496	1,591,649
Cheniere Energy Partners LP	214,869	8,541,043
DCP Midstream LP	4,250	92,905
Energy Transfer LP	551,870	4,216,287
Enterprise Products Partners LP	554,594	11,823,944
Holly Energy Partners LP	35,419	610,269
Magellan Midstream Partners LP	231,115	9,630,562
MPLX LP	530,347	12,627,562
Phillips 66 Partners LP	191,809	5,117,464
Plains All American Pipeline LP	39,000	329,160
Shell Midstream Partners LP	158,689	1,737,645
TC PipeLines LP	58,469	1,702,617
Western Midstream Partners LP	23,800	395,794
		58,416,901
Oilfield Services & Equipment 1.50%
USA Compression Partners LP	181,784	2,541,340

Power Generation 1.36%
Brookfield Renewable Partners LP	45,925	1,938,494
NextEra Energy Partners LP	4,950	359,568
		2,298,062

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA ENERGY FUND
SCHEDULE OF INVESTMENTS | FEBRUARY 28, 2021 (UNAUDITED) (CONT.)

	Shares	Market Value
Refining & Marketing 1.98%
Sunoco LP	109,674	$ 3,356,024

Total Master Limited Partnerships — Partnership Shares (Cost $80,619,232)		72,521,487

Common Stocks 57.84%

Electric Transmission & Distribution 0.24%
Algonquin Power & Utilities Corp.	15,500	239,630
Eversource Energy	2,200	174,856
		414,486
Exploration & Production 1.69%
CNX Resources Corp.(a)	5,000	63,050
Marathon Oil Corp.	46,273	513,630
Pioneer Natural Resources Co.	15,322	2,276,449
		2,853,129
Gas Utilities 2.78%
UGI Corp.	122,922	4,709,142

Integrated Electric Utilities 4.95%
Dominion Energy, Inc.	101,642	6,944,181
Duke Energy Corp.	3,300	282,447
NextEra Energy, Inc.	8,700	639,276
PPL Corp.	19,250	504,158
		8,370,062
Integrated Oils 7.34%
Chevron Corp.	97,280	9,728,000
Exxon Mobil Corp.	49,370	2,684,247
		12,412,247
Midstream - Oil & Gas 27.86%
Antero Midstream Corp.	34,000	299,880

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA ENERGY FUND
SCHEDULE OF INVESTMENTS | FEBRUARY 28, 2021 (UNAUDITED) (CONT.)

	Shares	Market Value
Cheniere Energy, Inc.(a)	22,175	$ 1,494,373
Enbridge, Inc.	294,427	9,954,577
Hess Midstream LP, Class A	217,837	4,568,042
Kinder Morgan, Inc.	699,494	10,282,562
ONEOK, Inc.	145,421	6,440,696
Targa Resources Corp.	4,000	123,720
TC Energy Corp.	79,200	3,320,856
Williams Cos, Inc. (The)	467,282	10,672,721
		47,157,427
Oilfield Services & Equipment 0.85%
Baker Hughes Co.	57,000	1,395,360
Halliburton Co.	1,000	21,830
Schlumberger Ltd.	1,000	27,910
		1,445,100
Power Generation 0.32%
Brookfield Renewable Corp., Class A	11,568	534,210

Refining & Marketing 11.47%
Marathon Petroleum Corp.	97,671	5,334,790
Phillips 66	79,832	6,630,048
Valero Energy Corp.	96,834	7,454,281
		19,419,119
Renewable Energy Equipment 0.23%
SolarEdge Technologies, Inc.(a)	1,300	387,803

Specialty Reit 0.11%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,250	182,748

Total Common Stocks (Cost $109,980,685)		97,885,473

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA ENERGY FUND
SCHEDULE OF INVESTMENTS | FEBRUARY 28, 2021 (UNAUDITED) (CONT.)

	Shares	Market Value
Money Market Funds 0.17%
Morgan Stanley Institutional Liquidity Fund, Institutional, 0.03%(b)	293,754	$ 293,754

Total Money Market Funds (Cost $293,754)		293,754

Total Investments — 100.86% (Cost $190,893,671)		170,700,714
Liabilities in Excess of Other Assets — (0.86)%		(1,461,792)
NET ASSETS - 100.00%		$ 169,238,922

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2021.

At February 28, 2021, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$28,299,467
Gross unrealized depreciation	(17,397,764)
Net unrealized appreciation	$10,901,703

Cost basis of investments	$159,799,011

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2021 (UNAUDITED)

The Spirit of America Energy Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for investment companies.

A.	Security Valuation: The offering price and NAV per share for the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B.	Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

• Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –

Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2021 (UNAUDITED)

The summary of inputs used to determine the fair valuation of the Fund’s investments as of February 28, 2021 is as follows:

	Value Inputs
	LEVEL 1	LEVEL 2	LEVEL 3	Total

Assets
Master Limited Partnership - Common Stocks	$ 72,521,487	$ -	$ -	$ 72,521,487
Common Stocks	97,885,473	-	-	97,885,473
Money Market Funds	293,754	-	-	293,754
Total	$ 170,700,714	$ -	$ -	$ 170,700,714

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.